Notes to the cash flow statements - Other disclosures for entities over which control ceased (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)	$ 2,284	$ 1,322
Expected receivable (completion settlement))/deferred consideration	146	45
Total consideration	2,430	1,367
Gain/(loss) on disposal	(823)	$ 188
Parent Entity
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)	1,013
Expected receivable (completion settlement))/deferred consideration	118
Total consideration	1,131
Gain/(loss) on disposal	$ 170